Cash and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Restricted Cash [abstract]
Cash and Restricted cash

Note 6. Cash and Restricted cash

	December 31,	December 31,
	2025	2024
Cash on hand	$11,639	6,641
Bank Deposits	7,482,236	4,504,736
Total cash in the consolidated statement of financial position	7,493,875	4,511,377
Contractually restricted cash	1,860,930	4,210,381
Total cash and restricted cash in the consolidated statement of cash flows	$9,354,805	8,721,758

Contractually restricted cash represents funds collected from PayNow payment processing services through web ATM and convenience store payment methods and deposited into the designated demand deposit accounts. Such cash is subject to contractual restrictions on its use in accordance with agreements with merchants.

Accommodation fees collected on behalf of customers from the Company’s hospitality services are held in the Company’s demand deposit accounts. The Company is not contractually required to maintain these amounts in separate accounts or to restrict the use of the cash for specific purposes.

Refer to Note 20 and Note 21 for disclosures regarding credit risk, currency risk and sensitivity analysis related to the Company’s financial assets and liabilities. As of December 31, 2025 and 2024, no cash was pledged as collateral with banks.